Short-term deposits (Tables)	12 Months Ended
Dec. 31, 2020
Short-term deposits
Schedule of Deposit Assets

	December 31, 2019		December 31, 2020
		RMB		RMB
	Amount	equivalent	Amount	equivalent

RMB	4,000,003	4,000,003	4,470,002	4,470,002
US$	864,000	6,027,437	640,000	4,175,937
Total		10,027,440		8,645,939